Net Gains (Losses) on Financial Assets Available for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Net gains (losses) on financial assets available for sale [Abstract]
Net Gains (Losses) on Financial Assets Available for Sale [text block table]
in € m.	2017	2016	2015
Net gains (losses) on financial assets available for sale:
Net gains (losses) on debt securities:	114	229	48
Net gains (losses) from disposal	115	230	58
Impairments	(1)	(1)	(10)
Net gains (losses) on equity securities:	219	79	104
Net gains (losses) from disposal/remeasurement	219	96	156
Impairments	(1)	(17)	(52)
Net gains (losses) on loans:	37	6	52
Net gains (losses) from disposal	45	21	83
Impairments	(8)	(15)	(31)
Reversal of impairments	0	0	0
Net gains (losses) on other equity interests:	110	339	1
Net gains (losses) from disposal	137	348	14
Impairments	(27)	(9)	(13)
Total net gains (losses) on financial assets available for sale	479	653	203